Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

August 31, 2019

AEV-QTLY-1019
1.805757.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	23,500	$1,366,760
Entertainment - 3.9%
Activision Blizzard, Inc.	35,000	1,771,000
Electronic Arts, Inc. (a)	15,600	1,461,408
Lions Gate Entertainment Corp. Class B	64,981	541,942
The Walt Disney Co.	35,584	4,884,260
		8,658,610
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	1,200	1,428,636
Media - 5.1%
Comcast Corp. Class A	180,800	8,002,208
Fox Corp. Class A	31,566	1,047,044
Interpublic Group of Companies, Inc.	114,500	2,276,260
		11,325,512
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	23,600	1,841,980

TOTAL COMMUNICATION SERVICES		24,621,498

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
Lear Corp.	5,900	662,334
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	36,600	1,474,614
Multiline Retail - 1.6%
Dollar General Corp.	22,100	3,449,589
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	22,700	1,720,660
Tapestry, Inc.	50,500	1,042,825
		2,763,485

TOTAL CONSUMER DISCRETIONARY		8,350,022

CONSUMER STAPLES - 6.4%
Beverages - 1.8%
C&C Group PLC	341,820	1,495,196
PepsiCo, Inc.	17,800	2,433,794
		3,928,990
Food & Staples Retailing - 2.0%
Sysco Corp.	36,600	2,720,478
Walmart, Inc.	15,800	1,805,308
		4,525,786
Food Products - 2.6%
Danone SA	28,000	2,508,502
Seaboard Corp.	228	941,681
The Hershey Co.	5,900	935,032
The J.M. Smucker Co.	12,579	1,322,808
		5,708,023

TOTAL CONSUMER STAPLES		14,162,799

ENERGY - 8.9%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	66,100	1,433,709
Oil, Gas & Consumable Fuels - 8.2%
Chevron Corp.	50,297	5,920,963
Exxon Mobil Corp.	93,300	6,389,184
FLEX LNG Ltd. (a)(b)	49,777	491,641
GasLog Ltd.	23,700	291,510
GasLog Partners LP	85,400	1,618,330
Golar LNG Partners LP	122,600	1,202,706
Hoegh LNG Partners LP	59,300	866,966
Teekay LNG Partners LP	74,200	1,077,384
Teekay Offshore Partners LP	213,113	251,473
		18,110,157

TOTAL ENERGY		19,543,866

FINANCIALS - 28.0%
Banks - 11.4%
Huntington Bancshares, Inc.	100,200	1,327,650
M&T Bank Corp.	16,300	2,383,223
PNC Financial Services Group, Inc.	37,900	4,886,447
SunTrust Banks, Inc.	50,900	3,130,859
U.S. Bancorp	110,666	5,830,992
Wells Fargo & Co.	163,732	7,624,999
		25,184,170
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	12,800	980,864
Goldman Sachs Group, Inc.	16,800	3,425,688
Invesco Ltd.	40,400	634,280
State Street Corp.	26,500	1,359,715
		6,400,547
Consumer Finance - 2.1%
Capital One Financial Corp.	20,718	1,794,593
Discover Financial Services	35,500	2,838,935
Shriram Transport Finance Co. Ltd.	7,900	106,820
		4,740,348
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	42,369	8,618,275
Insurance - 4.7%
Allstate Corp.	14,000	1,433,460
Chubb Ltd.	18,400	2,875,552
FNF Group	32,180	1,413,989
Prudential PLC	79,255	1,321,029
The Travelers Companies, Inc.	21,987	3,231,210
		10,275,240
Mortgage Real Estate Investment Trusts - 3.0%
AGNC Investment Corp.	186,601	2,774,757
Annaly Capital Management, Inc.	203,005	1,684,942
MFA Financial, Inc.	315,636	2,263,110
		6,722,809

TOTAL FINANCIALS		61,941,389

HEALTH CARE - 16.6%
Biotechnology - 4.7%
AbbVie, Inc.	19,200	1,262,208
Amgen, Inc.	22,700	4,735,674
Celgene Corp. (a)	44,000	4,259,200
		10,257,082
Health Care Providers & Services - 7.7%
Anthem, Inc.	9,800	2,562,896
Centene Corp. (a)	34,000	1,585,080
Cigna Corp.	25,400	3,910,838
CVS Health Corp.	36,304	2,211,640
Humana, Inc.	4,800	1,359,408
UnitedHealth Group, Inc.	16,300	3,814,200
Wellcare Health Plans, Inc. (a)	6,000	1,624,440
		17,068,502
Pharmaceuticals - 4.2%
Allergan PLC	19,700	3,146,484
Bristol-Myers Squibb Co.	30,700	1,475,749
Roche Holding AG (participation certificate)	9,814	2,681,776
Sanofi SA sponsored ADR	47,200	2,027,240
		9,331,249

TOTAL HEALTH CARE		36,656,833

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	10,000	1,912,700
Harris Corp.	6,500	1,374,165
United Technologies Corp.	30,400	3,959,296
		7,246,161
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	27,300	2,306,577
Electrical Equipment - 0.5%
Siemens Gamesa Renewable Energy SA	40,800	555,359
Vestas Wind Systems A/S	7,500	551,068
		1,106,427
Machinery - 1.7%
Deere & Co.	10,810	1,674,577
Ingersoll-Rand PLC	16,800	2,034,312
		3,708,889
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	16,600	1,793,464
Union Pacific Corp.	6,200	1,004,152
		2,797,616
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	34,900	1,357,959

TOTAL INDUSTRIALS		18,523,629

INFORMATION TECHNOLOGY - 4.1%
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	8,900	615,880
Avnet, Inc.	14,000	586,460
TE Connectivity Ltd.	27,398	2,499,246
		3,701,586
IT Services - 2.4%
Amdocs Ltd.	30,900	2,000,466
Cognizant Technology Solutions Corp. Class A	35,400	2,173,206
The Western Union Co.	55,600	1,229,872
		5,403,544

TOTAL INFORMATION TECHNOLOGY		9,105,130

MATERIALS - 0.9%
Chemicals - 0.2%
The Scotts Miracle-Gro Co. Class A	3,700	393,384
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	120,100	1,658,581

TOTAL MATERIALS		2,051,965

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Simon Property Group, Inc.	12,700	1,891,538
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	59,100	3,089,157

TOTAL REAL ESTATE		4,980,695

UTILITIES - 5.2%
Electric Utilities - 5.0%
Exelon Corp.	96,200	4,546,412
OGE Energy Corp.	28,300	1,213,221
Southern Co.	62,800	3,658,728
Xcel Energy, Inc.	25,100	1,611,922
		11,030,283
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	28,300	500,910

TOTAL UTILITIES		11,531,193

TOTAL COMMON STOCKS
(Cost $190,552,152)		211,469,019

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.13% (c)	6,138,357	6,139,585
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	420,093	420,135
TOTAL MONEY MARKET FUNDS
(Cost $6,559,720)		6,559,720
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $197,111,872)		218,028,739
NET OTHER ASSETS (LIABILITIES) - 1.3%		2,796,075
NET ASSETS - 100%		$220,824,814

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$137,217
Fidelity Securities Lending Cash Central Fund	5,755
Total	$142,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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